UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-07831
                                                     ---------

                                FMI Funds, Inc.
                                ---------------
               (Exact name of registrant as specified in charter)

                     100 East Wisconsin Avenue, Suite 2200
                          Milwaukee, Wisconsin  53202
                          ---------------------------
              (Address of principal executive offices) (Zip code)

                                 Ted D. Kellner
                           Fiduciary Management, Inc.
                     100 East Wisconsin Avenue, Suite 2200
                              Milwaukee, WI  53202
                              --------------------
                    (Name and address of agent for service)

                                  414-226-4555
                                  ------------
               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
                         ------------

Date of reporting period: DECEMBER 31, 2005
                          -----------------

Item 1. Schedule of Investments.

                                 FMI FOCUS FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2005
                                  (UNAUDITED)

Shares or Principal Amount                                        Value
--------------------------                                        -----

LONG-TERM INVESTMENTS - 92.9% (A)<F2>
COMMON STOCKS - 89.9% (A)<F2>

COMMERCIAL SERVICES SECTOR - 7.0%
---------------------------------
               Miscellaneous Commercial Services - 3.7%
     601,500   ARAMARK Corp. CL B                            $   16,709,670
     774,100   ProQuest Co.*<F1>                                 21,605,131
                                                             --------------
                                                                 38,314,801

               Personnel Services - 3.3%
     718,200   Manpower Inc.                                     33,396,300

COMMUNICATIONS SECTOR - 1.1%
----------------------------
               Specialty Telecommunications - 1.1%
     616,100   TNS Inc.*<F1>                                     11,816,798

CONSUMER DURABLE SECTOR - 2.0%
------------------------------
               Tools & Hardware - 2.0%
     540,300   Snap-on Inc.                                      20,293,668

CONSUMER SERVICES SECTOR - 1.9%
-------------------------------
               Broadcasting - 1.9%
     719,163   Emmis Communications Corp.*<F1>                   14,318,535
      85,500   Hearst-Argyle Television, Inc.                     2,039,175
     485,000   Spanish Broadcasting System, Inc.*<F1>             2,478,350
                                                             --------------
                                                                 18,836,060
DISTRIBUTION SERVICES SECTOR - 6.7%
-----------------------------------
               Electronics Distributors - 1.4%
     162,400   Arrow Electronics, Inc.*<F1>                       5,201,672
     432,400   Ingram Micro Inc.*<F1>                             8,617,732
                                                             --------------
                                                                 13,819,404
               Medical Distributors - 0.9%
     639,500   PSS World Medical, Inc.*<F1>                       9,490,180

               Wholesale Distributors - 4.4%
     457,400   Grainger (W.W.), Inc.                             32,521,140
     553,600   Interline Brands, Inc.*<F1>                       12,594,400
                                                             --------------
                                                                 45,115,540
ELECTRONIC TECHNOLOGY SECTOR - 8.0%
-----------------------------------
               Electronic Equipment/Instruments - 3.3%
     592,643   Symbol Technologies, Inc.                          7,597,683
     648,600   Varian Inc.*<F1>                                  25,807,794
                                                             --------------
                                                                 33,405,477
               Electronic Production Equipment - 1.4%
     729,800   Asyst Technologies, Inc.*<F1>                      4,174,456
     553,000   Entegris Inc.*<F1>                                 5,209,260
     253,600   MKS Instruments, Inc.*<F1>                         4,536,904
                                                             --------------
                                                                 13,920,620
               Semiconductors - 2.8%
     435,000   Actel Corp.*<F1>                                   5,537,550
     790,000   Altera Corp.*<F1>                                 14,638,700
     689,700   Exar Corp.*<F1>                                    8,635,044
                                                             --------------
                                                                 28,811,294
               Telecommunications Equipment - 0.5%
     406,100   Tekelec*<F1>                                       5,644,790

ENERGY MINERALS SECTOR - 2.5%
-----------------------------
               Oil & Gas Production - 2.5%
     642,000   Noble Energy, Inc.                                25,872,600

FINANCE SECTOR - 10.8%
----------------------
               Finance/Rental/Leasing - 1.7%
     688,800   Assured Guaranty Ltd.                             17,488,632

               Life/Health Insurance - 2.1%
     100,100   Reinsurance Group of America, Inc.                 4,780,776
     691,500   Scottish Re Group Ltd.                            16,976,325
                                                             --------------
                                                                 21,757,101

               Multi-Line Insurance - 1.5%
     229,700   PartnerRe Ltd.                                    15,084,399

               Regional Banks - 2.7%
     631,025   Associated Banc-Corp                              20,539,864
     112,700   Greater Bay Bancorp                                2,887,374
      96,600   Midwest Banc Holdings, Inc.                        2,149,350
     117,900   Nexity Financial Corp.*<F1>                        1,579,860
                                                             --------------
                                                                 27,156,448
               Specialty Insurance - 2.8%
     443,700   MGIC Investment Corp.                             29,204,334

HEALTH TECHNOLOGY SECTOR - 7.2%
-------------------------------
               Biotechnology - 0.7%
     168,400   Charles River Laboratories
                 International, Inc.*<F1>                         7,135,108

               Medical Specialties - 4.9%
     101,900   Bausch & Lomb Inc.                                 6,919,010
     243,900   Beckman Coulter, Inc.                             13,877,910
   1,147,800   PerkinElmer, Inc.                                 27,042,168
     150,000   Wright Medical Group, Inc.*<F1>                    3,060,000
                                                             --------------
                                                                 50,899,088
               Pharmaceuticals: Other - 1.6%
     390,600   ICON PLC - SP-ADR*<F1>                            16,069,284

INDUSTRIAL SERVICES SECTOR - 8.3%
---------------------------------
               Contract Drilling - 2.6%
      79,800   ENSCO International Inc.                           3,539,130
     306,050   Pride International, Inc.*<F1>                     9,411,037
     385,900   Rowan Companies, Inc.                             13,753,476
                                                             --------------
                                                                 26,703,643
               Environmental Services - 3.1%
   1,131,510   Casella Waste Systems, Inc.*<F1>                  14,472,013
      98,900   Clean Harbors, Inc.*<F1>                           2,849,309
     383,800   Republic Services, Inc.                           14,411,690
                                                             --------------
                                                                 31,733,012
               Oilfield Services/Equipment - 2.6%
     465,200   Dresser-Rand Group, Inc.*<F1>                     11,248,536
     908,352   Hanover Compressor Co.*<F1>                       12,816,847
     160,600   Willbros Group, Inc.*<F1>                          2,319,064
                                                             --------------
                                                                 26,384,447
PROCESS INDUSTRIES SECTOR - 10.8%
---------------------------------
               Chemicals: Major Diversified - 1.1%
     619,600   Celanese Corp.                                    11,846,752

               Chemicals: Specialty - 2.8%
     607,400   Airgas, Inc.                                      19,983,460
     429,600   Rockwood Holdings Inc.*<F1>                        8,476,008
                                                             --------------
                                                                 28,459,468
               Containers/Packaging - 4.7%
     621,700   Bemis Company, Inc.                               17,326,779
     860,900   Packaging Corp of America                         19,757,655
     778,600   Smurfit-Stone Container Corp.*<F1>                11,032,762
                                                             --------------
                                                                 48,117,196
               Industrial Specialties - 2.2%
     507,800   Ferro Corp.                                        9,526,328
     323,300   Rogers Corp.*<F1>                                 12,666,894
                                                             --------------
                                                                 22,193,222
PRODUCER MANUFACTURING SECTOR - 7.9%
------------------------------------
               Electrical Products - 1.2%
     402,200   Molex Inc. Class A                                 9,890,098
     115,000   Molex Inc.                                         2,984,250
                                                             --------------
                                                                 12,874,348
               Industrial Machinery - 5.9%
     461,600   CIRCOR International, Inc.                        11,844,656
     865,800   Kadant Inc.*<F1>                                  16,017,300
     351,700   Kennametal Inc.                                   17,950,768
     416,100   Regal-Beloit Corp.                                14,729,940
                                                             --------------
                                                                 60,542,664
               Miscellaneous Manufacturing - 0.8%
     142,000   Mettler-Toledo International Inc.*<F1>             7,838,400

RETAIL TRADE SECTOR - 4.5%
--------------------------
               Discount Stores - 1.9%
     790,500   Family Dollar Stores, Inc.                        19,596,495

               Specialty Stores - 2.6%
     772,000   Rent-A-Center, Inc.*<F1>                          14,559,920
     393,200   The Sports Authority, Inc.*<F1>                   12,240,316
                                                             --------------
                                                                 26,800,236
TECHNOLOGY SERVICES SECTOR - 7.8%
---------------------------------
               Data Processing Services - 3.0%
     972,600   The BISYS Group, Inc.*<F1>                        13,626,126
     118,300   Fiserv, Inc.*<F1>                                  5,118,841
     412,200   Hewitt Associates, Inc.*<F1>                      11,545,722
                                                             --------------
                                                                 30,290,689
               Information Technology Services - 2.5%
   1,225,000   CIBER, Inc.*<F1>                                   8,085,000
   1,059,900   JDA Software Group, Inc.*<F1>                     18,028,899
                                                             --------------
                                                                 26,113,899
               Internet Software/Services - 0.8%
     650,000   Digitas Inc.*<F1>                                  8,138,000

               Packaged Software - 1.5%
   2,060,600   Parametric Technology Corp.*<F1>                  12,569,660
     280,959   Ulticom, Inc.*<F1>                                 2,756,208
                                                             --------------
                                                                 15,325,868
TRANSPORTATION SECTOR - 3.4%
----------------------------
               Other Transportation - 2.4%
   1,066,100   Laidlaw International Inc.                        24,765,503

               Trucking - 1.0%
     522,200   Werner Enterprises, Inc.                          10,287,340
                                                             --------------
                   Total common stocks                          921,543,108
                     (Cost $780,900,492)

MUTUAL FUNDS - 3.0% (A)<F2>
     525,200   iShares S&P SmallCap 600 Index Fund               30,356,560
                                                             --------------
                   Total mutual funds                            30,356,560
                     (Cost $16,111,428)
                                                             --------------
                   Total long-term investments                  951,899,668
                     (Cost $797,011,920)

SHORT-TERM INVESTMENTS - 6.8% (A)<F2>
               Commercial Paper - 3.8%
 $17,000,000   Mortgage Interest Networking Trust Plus,
                 4.20%, due 1/03/06                              16,996,033
  22,000,000   American Express Credit Corp., 3.88%,
                 due 1/04/06                                     21,992,887
                                                             --------------
                   Total commercial paper                        38,988,920
                     (Cost $38,988,920)

               Variable Rate Demand Note - 3.0%
  30,660,074   U.S. Bank, N.A., 4.13%                            30,660,074
                                                             --------------
                   Total variable rate demand note               30,660,074
                     (Cost $30,660,074)
                                                             --------------
                   Total short-term investments                  69,648,994
                     (Cost $69,648,994)                      --------------

                     Total investments - 99.7%                1,021,548,662
                       (Cost $866,660,914)

                     Cash and receivables, less
                       liabilities - 0.3% (A)<F2>                 3,205,021
                                                             --------------
                     TOTAL NET ASSETS - 100.0%               $1,024,753,683
                                                             --------------
                                                             --------------

*<F1>     Non-income producing security

(A)<F2>   Percentages for the various classifications relate to net assets.

ADR-American Depository Receipts

As of December 31, 2005, investment cost for federal tax purposes was $874,007,860 and the tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation                      $165,462,986
Aggregate gross unrealized depreciation                       (17,922,184)
                                                             ------------
Net unrealized appreciation                                  $147,540,802
                                                             ------------
                                                             ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                               FMI LARGE CAP FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2005
                                  (UNAUDITED)

Shares or Principal Amount                                        Value
--------------------------                                        -----

COMMON STOCKS - 89.4% (A)<F4>

COMMERCIAL SERVICES SECTOR - 6.1%
---------------------------------
               Miscellaneous Commercial Services - 6.1%
     214,000   ARAMARK Corp. CL B                               $ 5,944,920

CONSUMER NON-DURABLES SECTOR - 9.6%
-----------------------------------
               Beverages: Alcoholic - 3.4%
      56,000   Diageo PLC - SP-ADR                                3,264,800

               Food: Specialty/Candy - 3.3%
      83,000   Cadbury Schweppes PLC - SP-ADR                     3,178,070

               Household/Personal Care - 2.9%
      47,000   Kimberly-Clark Corp.                               2,803,550

CONSUMER SERVICES SECTOR - 5.7%
-------------------------------
               Media Conglomerates - 5.7%
     317,000   Time Warner Inc.                                   5,528,480

DISTRIBUTION SERVICES SECTOR - 9.9%
-----------------------------------
               Medical Distributors - 5.1%
      72,000   Cardinal Health, Inc.                              4,950,000

               Wholesale Distributors - 4.8%
      65,000   Grainger (W.W.), Inc.                              4,621,500

ELECTRONIC TECHNOLOGY SECTOR - 5.2%
-----------------------------------
               Electronic Equipment/Instruments - 5.2%
      85,000   CANON INC. SP-ADR                                  5,000,550

ENERGY MINERALS SECTOR - 2.7%
-----------------------------
               Integrated Oil - 2.7%
      41,100   BP PLC - SP-ADR                                    2,639,442

FINANCE SECTOR - 15.1%
----------------------
               Insurance Brokers/Services - 2.8%
      74,000   Willis Group Holdings Ltd.                         2,733,560

               Major Banks - 3.2%
      55,000   Comerica Inc.                                      3,121,800

               Multi-Line Insurance - 2.4%
      24,000   Loews Corp.                                        2,276,400

               Property/Casualty Insurance - 6.7%
       2,200   Berkshire Hathaway Inc. Cl B*<F3>                  6,458,100

HEALTH TECHNOLOGY SECTOR - 3.7%
-------------------------------
               Medical Specialties - 3.7%
      59,000   Becton, Dickinson & Co.                            3,544,720

INDUSTRIAL SERVICES SECTOR - 3.6%
---------------------------------
               Environmental Services - 3.6%
     114,000   Waste Management, Inc.                             3,459,900

PROCESS INDUSTRIES SECTOR - 4.2%
--------------------------------
               Chemicals: Specialty - 4.2%
      76,000   Praxair, Inc.                                      4,024,960

PRODUCER MANUFACTURING SECTOR - 3.0%
------------------------------------
               Industrial Conglomerates - 3.0%
     100,000   Tyco International Ltd.                            2,886,000

RETAIL TRADE SECTOR - 13.9%
---------------------------
               Apparel/Footwear Retail - 4.1%
     169,000   TJX Companies, Inc.                                3,925,870

               Discount Stores - 6.4%
     132,000   Wal-Mart Stores, Inc.                              6,177,600

               Food Retail - 3.4%
     176,000   Kroger Co.*<F3>                                    3,322,880

TECHNOLOGY SERVICES SECTOR - 6.7%
---------------------------------
               Information Technology Services - 6.7%
     226,000   Accenture Ltd.                                     6,524,620
                                                                -----------
                   Total common stocks                           86,387,722
                     (Cost $80,600,941)

SHORT-TERM INVESTMENTS - 9.9% (A)<F4>
               Variable Rate Demand Notes - 9.9%
  $2,500,000   American Family Financial Services, 4.03%          2,500,000
   3,627,773   U.S. Bank, N.A., 4.13%                             3,627,773
   3,500,000   Wisconsin Corporate Central
                 Credit Union, 4.05%                              3,500,000
                                                                -----------
                   Total short-term investments                   9,627,773
                     (Cost $9,627,773)                          -----------
                     Total investments - 99.3%                   96,015,495
                       (Cost $90,228,714)

                       Cash and receivables, less
                         liabilities - 0.7% (A)<F4>                 652,380
                                                                -----------
                       TOTAL NET ASSETS - 100.0%                $96,667,875
                                                                -----------
                                                                -----------

*<F3>     Non-income producing security.
(A)<F4> Percentages for the various classifications relate to net assets. ADR - American Depository Receipts

As of December 31, 2005, investment cost for federal tax purposes was $90,240,312 and the tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation                      $6,638,204
Aggregate gross unrealized depreciation                        (863,021)
                                                             ----------
Net unrealized appreciation                                  $5,775,183
                                                             ----------
                                                             ----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) FMI Funds, Inc.
                  ---------------

     By (Signature and Title) /s/Ted D. Kellner
                              -----------------
                              Ted D. Kellner, President

     Date  February 16, 2006
           -----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/Ted D. Kellner
                              -----------------
                              Ted D. Kellner, President

     Date  February 16, 2006
           -----------------

     By (Signature and Title) /s/Ted D. Kellner
                              -----------------
                              Ted D. Kellner, Treasurer

     Date  February 16, 2006
           -----------------